FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	$ 781,177	$ 939,992
Total liabilities	2,534,928	2,674,767
Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	30,563	46,667
Total liabilities	237,043	254,731
Net position
Net position	(206,480)	(208,064)
Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	34,422	62,150
Total liabilities	99,907	83,218
Net position
Net position	(65,485)	(21,068)
Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	96,673	232,162
Total liabilities	1,134,173	1,086,087
Net position
Net position	(1,037,500)	(853,925)
Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	3,864	7,552
Total liabilities	14,403	6,766
Net position
Net position	(10,539)	786
Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	40,869	59,305
Total liabilities	159,535	127,742
Net position
Net position	(118,666)	(68,437)
U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	482,840	346,812
Total liabilities	751,358	998,268
Net position
Net position	(268,518)	(651,456)
Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of general summary of foreign currency [Line Items]
Total assets	91,946	185,344
Total liabilities	138,509	117,955
Net position
Net position	$ (46,563)	$ 67,389